Stock-Based Compensation Plans - Summary of Stock Activity (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding at beginning of period	606,025	633,900	713,790
Options granted	31,690	29,160	27,210
Options exercised	153,505	54,035	107,100
Options forfeited	3,000	3,000	0
Options outstanding at end of period	481,210	606,025	633,900	713,790
Options outstanding weighted average exercise price at beginning of period	$ 14.96	$ 14.00	$ 12.23
Options outstanding weighted average exercise price - Granted	$ 22.25	$ 25.60	$ 32.16
Options outstanding weighted average exercise price - Exercised	$ 8.62	$ 9.95	$ 6.83
Options outstanding weighted average exercise price - forfeited	$ 5.78	$ 5.84	$ 0
Options outstanding weighted average exercise price at end of period	$ 17.52	$ 14.96	$ 14.00	$ 12.23
Options outstanding weighted average remaining term	3.8	3.5	4.1	4.5
Options outstanding weighted average grant date fair value at beginning of period	$ 4,216	$ 4,206	$ 4,246
Options outstanding weighted average grant date fair value	281	293	349
Options exercised weighted average grant date fair value	705	274	389
Options forfeited weighted average grant date fair value	10	9	0
Options outstanding weighted average grant date fair value at end of period	3,782	4,216	4,206	4,246
Options exerciseable at September 30, 2012	410,766
Options exerciseable weighted average exercise price	$ 16.18
Options exerciseable weighted average remaining term	3.0
Options exerciseable weighted average grant date fair value	3,035
Options vested during twelve months ended September 30, 2012	35,574
Options vested weighted average grant date fair value	$ 370